Vanguard® Strategic Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (4.1%)
*	Match Group Inc.	257,497	41,521
*	Liberty Global plc Class C	1,197,005	32,367
	News Corp. Class B	1,254,970	30,558
	Omnicom Group Inc.	354,916	28,390
	New York Times Co. Class A	575,140	25,047
	News Corp. Class A	923,115	23,789
*	Yelp Inc. Class A	387,175	15,471
*	Discovery Inc. Class C	477,791	13,846
*,1	AMC Entertainment Holdings Inc. Class A	215,069	12,190
*	Playtika Holding Corp.	478,652	11,411
*	Take-Two Interactive Software Inc.	63,160	11,181
*	Roku Inc.	24,002	11,023
	TEGNA Inc.	549,975	10,318
*	Cargurus Inc.	391,027	10,257
*	Liberty Global plc Class A	358,054	9,725
	Interpublic Group of Cos. Inc.	282,748	9,186
	Sinclair Broadcast Group Inc. Class A	271,678	9,025
*	Zillow Group Inc. Class A	45,053	5,520
	ViacomCBS Inc. Class B	115,787	5,234
*	Liberty Media Corp.-Liberty Formula One Class C	83,130	4,008
*	Madison Square Garden Sports Corp.	13,820	2,385
			322,452
Consumer Discretionary (13.0%)
*	Deckers Outdoor Corp.	136,297	52,348
	PulteGroup Inc.	949,315	51,804
	Best Buy Co. Inc.	419,330	48,215
	Polaris Inc.	322,417	44,158
	Brunswick Corp.	393,865	39,237
	Papa John's International Inc.	350,085	36,563
	H&R Block Inc.	1,496,502	35,138
	Rent-A-Center Inc.	654,887	34,755
	Darden Restaurants Inc.	224,307	32,747
*	Etsy Inc.	155,167	31,940
*	Signet Jewelers Ltd.	364,606	29,456
*	Adient plc	590,639	26,697
*	AutoNation Inc.	265,998	25,219
	Gentex Corp.	755,313	24,993
	Travel + Leisure Co.	391,829	23,294
*	Meritage Homes Corp.	235,811	22,185
	Qurate Retail Inc. Series A	1,681,744	22,014
	Service Corp. International	379,750	20,351
*	Bloomin' Brands Inc.	701,996	19,052

		Shares	Market Value ($000)
	L Brands Inc.	247,010	17,800
*	Wayfair Inc. Class A	49,930	15,763
*	Stamps.com Inc.	77,147	15,452
*	Abercrombie & Fitch Co. Class A	307,925	14,297
*	Vail Resorts Inc.	44,465	14,074
*	Tapestry Inc.	318,002	13,827
*	Revolve Group Inc.	186,778	12,869
	Autoliv Inc.	128,082	12,521
*	Terminix Global Holdings Inc.	261,349	12,469
	Tempur Sealy International Inc.	314,713	12,334
*	NVR Inc.	2,394	11,906
*	Penn National Gaming Inc.	143,922	11,009
	Foot Locker Inc.	156,915	9,671
*	Bed Bath & Beyond Inc.	288,125	9,592
	Shutterstock Inc.	92,305	9,062
*	Red Rock Resorts Inc. Class A	206,175	8,762
	Big Lots Inc.	132,127	8,722
*	GameStop Corp. Class A	39,699	8,501
*	Brinker International Inc.	131,911	8,159
*	LKQ Corp.	160,257	7,888
	Kohl's Corp.	137,566	7,581
	Columbia Sportswear Co.	77,008	7,574
*	Scientific Games Corp. Class A	94,847	7,345
*	Royal Caribbean Cruises Ltd.	85,955	7,330
*	Crocs Inc.	62,008	7,225
	Century Communities Inc.	107,068	7,124
	Wyndham Hotels & Resorts Inc.	95,623	6,913
	Wendy's Co.	294,272	6,892
	Jack in the Box Inc.	61,109	6,810
*	Macy's Inc.	349,225	6,621
*	Dine Brands Global Inc.	69,501	6,203
	Williams-Sonoma Inc.	37,132	5,928
*	DraftKings Inc. Class A	113,340	5,913
*	Skyline Champion Corp.	101,984	5,436
*	Tenneco Inc. Class A	266,845	5,155
*	Boyd Gaming Corp.	82,147	5,051
	Winnebago Industries Inc.	73,154	4,972
*	Fossil Group Inc.	343,566	4,906
*	WW International Inc.	133,568	4,827
*	Sleep Number Corp.	42,529	4,676
	Aaron's Co. Inc.	136,960	4,381
*	MarineMax Inc.	82,327	4,013
	Group 1 Automotive Inc.	25,662	3,963
*	Carnival Corp.	143,941	3,794
*	Tupperware Brands Corp.	155,118	3,684
	Carter's Inc.	33,725	3,479
	Churchill Downs Inc.	17,500	3,470
*	frontdoor Inc.	68,409	3,408
*	Urban Outfitters Inc.	81,184	3,346
*	Ulta Beauty Inc.	8,362	2,891
*	Everi Holdings Inc.	113,866	2,840
	Cracker Barrel Old Country Store Inc.	18,301	2,717
	Newell Brands Inc.	94,078	2,584
*	Asbury Automotive Group Inc.	13,958	2,392
	Camping World Holdings Inc. Class A	53,176	2,180
	Texas Roadhouse Inc. Class A	14,318	1,377
			1,029,845

		Shares	Market Value ($000)
Consumer Staples (2.7%)
	Campbell Soup Co.	834,944	38,065
*	Herbalife Nutrition Ltd.	537,005	28,316
	Conagra Brands Inc.	684,721	24,910
*	TreeHouse Foods Inc.	405,298	18,044
	Bunge Ltd.	228,679	17,871
	Sanderson Farms Inc.	88,722	16,677
	Medifast Inc.	54,151	15,324
	Ingles Markets Inc. Class A	204,811	11,934
*	BJ's Wholesale Club Holdings Inc.	158,817	7,557
*	USANA Health Sciences Inc.	72,128	7,388
*	Darling Ingredients Inc.	108,743	7,340
	J M Smucker Co.	41,337	5,356
*	United Natural Foods Inc.	120,695	4,463
*	Hain Celestial Group Inc.	89,745	3,601
*	Boston Beer Co. Inc. Class A	3,435	3,507
	Flowers Foods Inc.	103,174	2,497
*	Sprouts Farmers Market Inc.	98,360	2,444
	Spectrum Brands Holdings Inc.	26,555	2,258
			217,552
Energy (3.9%)
	APA Corp.	1,698,375	36,736
	Cimarex Energy Co.	500,619	36,270
	Halliburton Co.	1,531,846	35,416
	Targa Resources Corp.	601,406	26,733
*	Southwestern Energy Co.	4,342,191	24,620
	Pioneer Natural Resources Co.	149,840	24,352
*	Plains GP Holdings LP Class A	1,562,567	18,657
	Ovintiv Inc.	491,054	15,454
*	Callon Petroleum Co.	207,268	11,957
	Texas Pacific Land Corp.	6,486	10,376
*	Magnolia Oil & Gas Corp. Class A	639,695	9,998
*	Renewable Energy Group Inc.	158,871	9,904
	Northern Oil and Gas Inc.	463,310	9,623
	PDC Energy Inc.	191,347	8,762
*	Cheniere Energy Inc.	85,431	7,410
*	Denbury Inc.	82,406	6,327
	Antero Midstream Corp.	528,450	5,491
*	Whiting Petroleum Corp.	75,473	4,117
*	Range Resources Corp.	193,778	3,248
	Occidental Petroleum Corp.	91,964	2,876
*	TechnipFMC plc	307,408	2,782
*	Nabors Industries Ltd. (XNYS)	22,595	2,581
*	Nabors Industries Ltd. (OOTC)	9,038	90
			313,780
Financials (13.7%)
	Ally Financial Inc.	1,081,379	53,896
	Fifth Third Bancorp	1,368,354	52,312
	Regions Financial Corp.	2,588,849	52,243
	Primerica Inc.	340,645	52,166
	First Horizon Corp.	2,954,250	51,049
	Jefferies Financial Group Inc.	1,482,253	50,693
	KeyCorp.	2,441,883	50,425
	Synchrony Financial	1,024,328	49,700
	Walker & Dunlop Inc.	399,697	41,720
	Zions Bancorp NA	714,880	37,789
	SLM Corp.	1,769,103	37,045

		Shares	Market Value ($000)
	First American Financial Corp.	586,074	36,542
	Fidelity National Financial Inc.	765,583	33,272
	Umpqua Holdings Corp.	1,642,789	30,309
	Navient Corp.	1,429,532	27,633
	Hanover Insurance Group Inc.	187,452	25,426
	Unum Group	758,349	21,537
	PROG Holdings Inc.	382,934	18,431
	Globe Life Inc.	188,877	17,991
	Prosperity Bancshares Inc.	247,831	17,794
	Santander Consumer USA Holdings Inc.	487,268	17,698
	Evercore Inc. Class A	121,921	17,163
	Bank OZK	405,634	17,102
	LPL Financial Holdings Inc.	126,559	17,083
	Assured Guaranty Ltd.	357,892	16,993
	CNO Financial Group Inc.	709,770	16,765
	Huntington Bancshares Inc.	1,096,192	15,643
	Virtu Financial Inc. Class A	528,878	14,613
	PacWest Bancorp	332,064	13,668
	New York Community Bancorp Inc.	1,236,250	13,623
	Cboe Global Markets Inc.	109,172	12,997
	First Hawaiian Inc.	391,034	11,082
	Stifel Financial Corp.	160,976	10,441
	Federal Agricultural Mortgage Corp. Class C	102,066	10,094
	PennyMac Financial Services Inc.	154,103	9,511
	Popular Inc.	124,535	9,346
	Universal Insurance Holdings Inc.	659,073	9,148
	Nelnet Inc. Class A	121,261	9,122
*	Brighthouse Financial Inc.	197,091	8,976
	FNB Corp.	675,910	8,334
	Kinsale Capital Group Inc.	50,260	8,281
	American Equity Investment Life Holding Co.	253,342	8,188
	International Bancshares Corp.	189,195	8,124
	Brightsphere Investment Group Inc.	313,693	7,350
	OneMain Holdings Inc.	100,232	6,005
	Old Republic International Corp.	237,877	5,926
	Associated Banc-Corp.	245,229	5,022
*	Silvergate Capital Corp. Class A	33,840	3,835
*	Credit Acceptance Corp.	7,963	3,616
	Janus Henderson Group plc	84,278	3,271
	Everest Re Group Ltd.	12,653	3,189
*	Encore Capital Group Inc.	67,007	3,175
	Ameris Bancorp	56,923	2,882
	White Mountains Insurance Group Ltd.	1,880	2,158
	MGIC Investment Corp.	45,797	623
			1,089,020
Health Care (13.5%)
*	Charles River Laboratories International Inc.	160,423	59,344
	Bruker Corp.	640,895	48,695
*	DaVita Inc.	393,122	47,344
*	Medpace Holdings Inc.	256,027	45,222
*	Laboratory Corp. of America Holdings	163,498	45,101
*	Tenet Healthcare Corp.	666,522	44,650
*	Incyte Corp.	522,730	43,977
*	Mettler-Toledo International Inc.	29,467	40,822
*	Veeva Systems Inc. Class A	128,731	40,029
	Cardinal Health Inc.	691,329	39,468
	West Pharmaceutical Services Inc.	109,106	39,180
	Chemed Corp.	80,801	38,340

		Shares	Market Value ($000)
*	IQVIA Holdings Inc.	135,568	32,851
	Universal Health Services Inc. Class B	175,756	25,736
*	United Therapeutics Corp.	131,359	23,567
*	Hologic Inc.	341,690	22,798
*	Myriad Genetics Inc.	693,834	21,217
*	ABIOMED Inc.	62,537	19,518
*	Alkermes plc	790,646	19,387
*	ImmunoGen Inc.	2,539,191	16,733
	DENTSPLY SIRONA Inc.	233,321	14,760
*	Quidel Corp.	109,597	14,042
*	Novavax Inc.	65,489	13,904
*	10X Genomics Inc. Class A	69,198	13,550
*	Exact Sciences Corp.	108,359	13,470
*	Henry Schein Inc.	176,368	13,085
*	CareDx Inc.	138,202	12,648
*	Avantor Inc.	346,552	12,306
*	Enanta Pharmaceuticals Inc.	274,611	12,086
*	Corcept Therapeutics Inc.	529,671	11,653
*	Sarepta Therapeutics Inc.	140,571	10,928
*	Emergent BioSolutions Inc.	163,368	10,291
*	Bluebird Bio Inc.	321,546	10,283
	PerkinElmer Inc.	63,186	9,757
*	Nevro Corp.	54,833	9,091
	Owens & Minor Inc.	208,750	8,836
*	MacroGenics Inc.	326,422	8,768
*	Waters Corp.	24,962	8,627
*	Intercept Pharmaceuticals Inc.	403,227	8,052
*	Akebia Therapeutics Inc.	1,833,311	6,948
	Cooper Cos. Inc.	16,834	6,671
	Bio-Techne Corp.	14,521	6,538
*	Natera Inc.	56,313	6,393
*,1	Clovis Oncology Inc.	1,091,888	6,333
*	Catalent Inc.	57,236	6,188
*	MEDNAX Inc.	201,885	6,087
	Hill-Rom Holdings Inc.	53,401	6,066
*	Tandem Diabetes Care Inc.	59,931	5,837
*	Prestige Consumer Healthcare Inc.	108,412	5,648
*	LHC Group Inc.	27,915	5,590
*,1	GoodRx Holdings Inc. Class A	139,811	5,035
*	Puma Biotechnology Inc.	540,434	4,961
*	Neurocrine Biosciences Inc.	49,015	4,770
*	Exelixis Inc.	256,032	4,665
*	Endo International plc	974,466	4,560
	Quest Diagnostics Inc.	31,881	4,207
*	Jazz Pharmaceuticals plc	22,494	3,996
*	Apellis Pharmaceuticals Inc.	61,228	3,870
*	Translate Bio Inc.	139,591	3,844
*	AMN Healthcare Services Inc.	38,385	3,723
*	Amedisys Inc.	13,648	3,343
*	Ionis Pharmaceuticals Inc.	81,687	3,258
*	Syneos Health Inc.	34,615	3,098
*	Cara Therapeutics Inc.	215,399	3,074
*	Sangamo Therapeutics Inc.	247,844	2,967
*	Fulgent Genetics Inc.	31,189	2,877
*	ACADIA Pharmaceuticals Inc.	117,226	2,859
*	Joint Corp.	33,209	2,787
*	Globus Medical Inc. Class A	34,774	2,696
*,1	Tilray Inc. Class 2	141,599	2,560

		Shares	Market Value ($000)
	Ensign Group Inc.	27,638	2,395
*,1	Co-Diagnostics Inc.	289,221	2,386
			1,076,346
Industrials (14.2%)
	WW Grainger Inc.	130,974	57,367
	Owens Corning	551,838	54,025
*	Generac Holdings Inc.	129,455	53,743
	Booz Allen Hamilton Holding Corp. Class A	558,975	47,613
	Allison Transmission Holdings Inc.	1,052,144	41,812
*	United Rentals Inc.	131,052	41,807
	Expeditors International of Washington Inc.	319,885	40,497
	Huntington Ingalls Industries Inc.	164,265	34,619
	Robert Half International Inc.	365,107	32,483
	Oshkosh Corp.	248,059	30,918
	AGCO Corp.	236,215	30,798
*	Meritor Inc.	1,293,041	30,283
*	CACI International Inc. Class A	107,067	27,315
	Triton International Ltd.	470,881	24,646
	Masco Corp.	391,065	23,038
	Rush Enterprises Inc. Class A	528,605	22,857
	ManpowerGroup Inc.	179,659	21,363
	GrafTech International Ltd.	1,764,018	20,498
	ManTech International Corp. Class A	234,812	20,321
*	Beacon Roofing Supply Inc.	375,125	19,975
	Herman Miller Inc.	421,865	19,887
	Wabash National Corp.	1,229,767	19,676
	UFP Industries Inc.	264,584	19,669
	Ryder System Inc.	260,973	19,398
	EMCOR Group Inc.	147,554	18,177
	Werner Enterprises Inc.	407,112	18,125
	Landstar System Inc.	112,618	17,796
*	Atkore Inc.	242,580	17,223
	Fortune Brands Home & Security Inc.	159,863	15,924
	JB Hunt Transport Services Inc.	97,255	15,848
	Dover Corp.	100,114	15,077
*	MasTec Inc.	136,020	14,432
	Old Dominion Freight Line Inc.	51,138	12,979
	Allegion plc	87,938	12,250
*	SkyWest Inc.	279,726	12,048
*	Atlas Air Worldwide Holdings Inc.	156,634	10,668
	Tetra Tech Inc.	83,174	10,150
*	TrueBlue Inc.	360,610	10,137
*	Avis Budget Group Inc.	124,383	9,688
	Boise Cascade Co.	163,505	9,540
	Acuity Brands Inc.	49,476	9,253
*	Builders FirstSource Inc.	216,541	9,238
*	AECOM	142,934	9,051
	ADT Inc.	752,520	8,120
	Primoris Services Corp.	275,815	8,117
	Terex Corp.	170,349	8,112
	Nielsen Holdings plc	324,232	7,999
*	SiteOne Landscape Supply Inc.	45,752	7,744
*	Lyft Inc. Class A	122,288	7,396
	ABM Industries Inc.	163,653	7,258
*	Upwork Inc.	115,553	6,736
*	Alaska Air Group Inc.	98,458	5,938
	Carrier Global Corp.	108,021	5,250
	Ennis Inc.	238,646	5,136

		Shares	Market Value ($000)
	Watsco Inc.	17,694	5,072
	Pitney Bowes Inc.	554,896	4,866
	Lincoln Electric Holdings Inc.	35,641	4,694
*	Sensata Technologies Holding plc	73,923	4,285
	Quanta Services Inc.	41,211	3,732
*	Quad/Graphics Inc.	845,269	3,508
*	Allegiant Travel Co.	16,230	3,149
	Donaldson Co. Inc.	47,743	3,033
*	JELD-WEN Holding Inc.	104,180	2,736
	EnerSys	25,573	2,499
	Air Lease Corp. Class A	58,495	2,442
*	Copart Inc.	18,297	2,412
*,1	Desktop Metal Inc. Class A	200,529	2,306
	Timken Co.	26,550	2,140
			1,126,892
Information Technology (18.1%)
*	Cadence Design Systems Inc.	528,281	72,279
*	Fortinet Inc.	258,910	61,670
	Jabil Inc.	1,000,595	58,155
*	Dropbox Inc. Class A	1,903,787	57,704
	CDW Corp.	312,559	54,588
*	Box Inc. Class A	2,058,263	52,589
*	Manhattan Associates Inc.	347,076	50,270
*	EPAM Systems Inc.	96,742	49,431
	Amkor Technology Inc.	1,793,770	42,458
*	Synopsys Inc.	153,752	42,403
*	GoDaddy Inc. Class A	482,976	42,000
*	Zebra Technologies Corp. Class A	76,777	40,653
*	Teradata Corp.	765,804	38,267
*	Western Digital Corp.	505,177	35,953
	Avnet Inc.	896,045	35,913
*	Comm Scope Holding Co. Inc.	1,536,491	32,743
*	Trade Desk Inc. Class A	389,710	30,148
*	Synaptics Inc.	181,364	28,217
*	Flex Ltd.	1,578,995	28,217
	Monolithic Power Systems Inc.	73,109	27,303
	MKS Instruments Inc.	143,702	25,572
*	Unisys Corp.	1,001,495	25,348
*	Advanced Micro Devices Inc.	256,006	24,047
*	Domo Inc. Class B	293,265	23,705
*	Cirrus Logic Inc.	272,091	23,160
	Seagate Technology Holdings plc	244,162	21,469
*	Avaya Holdings Corp.	784,488	21,103
	Maximus Inc.	239,078	21,032
*	Ultra Clean Holdings Inc.	383,730	20,614
*	Fair Isaac Corp.	39,005	19,607
*	Workiva Inc. Class A	171,723	19,118
	Kulicke & Soffa Industries Inc.	308,728	18,894
	CSG Systems International Inc.	360,272	16,998
*	Enphase Energy Inc.	91,500	16,802
*	Elastic NV	113,811	16,589
*	Alarm.com Holdings Inc.	181,943	15,411
*	DXC Technology Co.	388,604	15,132
*	Gartner Inc.	62,294	15,088
*	Mimecast Ltd.	282,437	14,983
*	Nutanix Inc. Class A	390,827	14,937
*	Zendesk Inc.	95,663	13,808
*	Five9 Inc.	72,505	13,297

		Shares	Market Value ($000)
	Alliance Data Systems Corp.	115,397	12,023
*	Tenable Holdings Inc.	275,734	11,402
	SYNNEX Corp.	87,284	10,628
*	SMART Global Holdings Inc.	192,086	9,159
*	Plantronics Inc.	214,052	8,932
*	MACOM Technology Solutions Holdings Inc. Class H	134,656	8,629
*	First Solar Inc.	88,982	8,054
*	Cohu Inc.	213,349	7,849
*	SolarEdge Technologies Inc.	28,015	7,742
*	Arrow Electronics Inc.	60,137	6,845
*	Ichor Holdings Ltd.	104,357	5,614
*	Verint Systems Inc.	116,939	5,270
*	Digital Turbine Inc.	53,657	4,080
*	FireEye Inc.	192,059	3,883
*	Calix Inc.	75,961	3,608
*	3D Systems Corp.	80,260	3,208
*	Marathon Digital Holdings Inc.	95,295	2,989
*	LiveRamp Holdings Inc.	60,107	2,816
*	SPS Commerce Inc.	26,074	2,603
*	Qualtrics International Inc. Class A	66,813	2,556
*	Vonage Holdings Corp.	170,798	2,461
*	Aspen Technology Inc.	17,297	2,379
*	Yext Inc.	163,127	2,331
*	SunPower Corp.	71,375	2,086
			1,434,822
Materials (5.1%)
	Louisiana-Pacific Corp.	778,891	46,959
	Nucor Corp.	481,784	46,218
	Reliance Steel & Aluminum Co.	284,752	42,969
	Avery Dennison Corp.	182,312	38,329
	Huntsman Corp.	1,213,514	32,182
	Steel Dynamics Inc.	345,806	20,610
	Commercial Metals Co.	669,305	20,561
	Royal Gold Inc.	149,673	17,078
	Olin Corp.	355,437	16,442
	Element Solutions Inc.	654,121	15,293
*	Axalta Coating Systems Ltd.	442,632	13,496
	Greif Inc. Class A	190,188	11,516
	Avient Corp.	223,981	11,011
	Mosaic Co.	334,444	10,672
*	O-I Glass Inc.	609,421	9,952
	Sealed Air Corp.	152,196	9,018
*	TimkenSteel Corp.	623,325	8,820
	Westlake Chemical Corp.	92,906	8,370
	Celanese Corp. Class A	54,285	8,230
*	Alcoa Corp.	198,956	7,329
	CF Industries Holdings Inc.	106,679	5,489
	Cabot Corp.	62,127	3,537
			404,081
Real Estate (7.6%)
	Gaming and Leisure Properties Inc.	1,056,457	48,946
	MGM Growth Properties LLC Class A	1,263,693	46,276
	Sabra Health Care REIT Inc.	2,160,683	39,324
	Life Storage Inc.	358,421	38,476
	Mid-America Apartment Communities Inc.	194,941	32,832
	Lamar Advertising Co. Class A	312,613	32,643
	Iron Mountain Inc.	754,481	31,930

		Shares	Market Value ($000)
*	Redfin Corp.	485,834	30,807
	VICI Properties Inc.	988,132	30,652
	Brixmor Property Group Inc.	1,251,779	28,653
	Omega Healthcare Investors Inc.	614,402	22,297
	Spirit Realty Capital Inc.	432,061	20,670
	American Homes 4 Rent Class A	523,851	20,352
	Invitation Homes Inc.	531,748	19,829
	Brandywine Realty Trust	1,125,081	15,425
*	Xenia Hotels & Resorts Inc.	800,179	14,987
[1]	Tanger Factory Outlet Centers Inc.	707,349	13,334
*	Outfront Media Inc.	536,604	12,895
	Uniti Group Inc.	1,054,272	11,165
	PotlatchDeltic Corp.	201,845	10,728
*	Host Hotels & Resorts Inc.	605,279	10,344
	Piedmont Office Realty Trust Inc. Class A	512,499	9,466
	SL Green Realty Corp.	114,760	9,181
	Ventas Inc.	144,793	8,268
	Lexington Realty Trust	645,092	7,709
	National Health Investors Inc.	109,847	7,365
[1]	GEO Group Inc.	865,976	6,166
	Universal Health Realty Income Trust	94,854	5,838
	Healthcare Trust of America Inc. Class A	147,583	3,940
*	Ryman Hospitality Properties Inc.	40,394	3,189
	Regency Centers Corp.	49,745	3,187
	Healthcare Realty Trust Inc.	102,134	3,084
	Macerich Co.	165,826	3,026
	Apple Hospitality REIT Inc.	148,736	2,270
	Medical Properties Trust Inc.	108,631	2,183
			607,437
Utilities (3.5%)
	AES Corp.	2,166,745	56,487
	UGI Corp.	668,926	30,978
	Evergy Inc.	496,222	29,987
	CMS Energy Corp.	482,636	28,514
	Vistra Corp.	1,216,612	22,568
	CenterPoint Energy Inc.	820,823	20,127
	NextEra Energy Partners LP	256,208	19,564
	NRG Energy Inc.	436,543	17,593
	OGE Energy Corp.	344,876	11,605
	Entergy Corp.	95,111	9,482
	Hawaiian Electric Industries Inc.	195,572	8,269
	National Fuel Gas Co.	110,551	5,776
*	Southwest Gas Holdings Inc.	78,874	5,221
	MDU Resources Group Inc.	166,487	5,218
	American States Water Co.	39,964	3,179
	Pinnacle West Capital Corp.	32,187	2,638
			277,206
Total Common Stocks (Cost $5,595,046)			7,899,433
Temporary Cash Investments (0.9%)
Money Market Fund (0.8%)
[2,3]	Vanguard Market Liquidity Fund, 0.056%	645,676	64,567

		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
[4]	U.S. Treasury Bill, 0.020%, 8/26/21	3,500	3,500
Total Temporary Cash Investments (Cost $68,060)			68,067
Total Investments (100.3%) (Cost $5,663,106)			7,967,500
Other Assets and Liabilities—Net (-0.3%)			(23,563)
Net Assets (100%)			7,943,937
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,252,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $30,495,000 was received for securities on loan, of which $25,170,000 is held in Vanguard Market Liquidity Fund and $5,325,000 is held in cash.
4	Securities with a value of $2,602,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	111	12,808	13
E-mini S&P 500 Index	September 2021	86	18,441	210
E-mini S&P Mid-Cap 400 Index	September 2021	49	13,193	(162)
				61
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,899,433	—	—	7,899,433
Temporary Cash Investments	64,567	3,500	—	68,067
Total	7,964,000	3,500	—	7,967,500
Derivative Financial Instruments
Assets
Futures Contracts[1]	223	—	—	223
Liabilities
Futures Contracts[1]	162	—	—	162
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.